TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Income (loss) before taxes as reported in the statements of operations	$ 5,031	$ 3,402	$ (4,460)
Tax rate	26.50%	26.50%	25.00%
Theoretical tax (tax benefit)	$ 1,333	$ 902	$ (1,115)
Increase (decrease) in taxes:
Non-deductible items	211	746	119
Losses and other items for which a valuation allowance was provided	579	939	1,494
Adjustment of deferred tax balances following a changes in tax rates			(266)
Realization of carryforward tax losses for which valuation allowance was provided	(587)	(2,382)
Changes in valuation allowance	(567)	(1,034)
Tax rate differences in subsidiaries	276	571	(1)
Provision for uncertain tax positions	147	55	(55)
Taxes in respect of prior years	7		(3)
Tax withheld against which valuation allowance was provided this year	671	391	266
Investment tax credit	(158)	(160)	(236)
Other	11	54	(134)
Total taxes on income	$ 1,923	$ 82	$ 69